Consolidated Statement of Shareholders' Equity - PEN (S/) S/ in Thousands	Total	Issued capital [member]	Treasury shares [member]	Share premium [member]	Other reserves [member]	Equity instruments at fair value [Member]	Debt instruments at fair [Member]	Insurance contracts reserves [Member]	Cash flow hedges [Member]	Foreign currency translation [Member]	Retained earnings [Member]	Total [Member]	Non-controlling interest [Member]
Beginning, balance at Dec. 31, 2021	S/ 8,734,828	S/ 1,038,017	S/ (3,363)	S/ 532,771	S/ 5,200,000	S/ (8,787)	S/ (599,626)	S/ (27)	S/ 44,878	S/ 261,085	S/ 2,219,902	S/ 8,684,850	S/ 49,978
Beginning, balance Shares at Dec. 31, 2021		115,447	(29)
Net profit for the year	1,678,114										1,668,026	1,668,026	10,088
Other comprehensive income	(237,427)					(21,663)	(1,821,183)	1,711,520	(54,140)	(50,165)		(235,631)	(1,796)
Total comprehensive income	1,440,687					(21,663)	(1,821,183)	1,711,520	(54,140)	(50,165)	1,668,026	1,432,395	8,292
Declared and paid dividends	(751,532)										(751,532)	(751,532)
Transfer of retained earnings to reserves					800,000						(800,000)
Dividends paid to non-controlling interest of Subsidiaries	(4,511)												(4,511)
Sale of equity instruments at fair value through other comprehensive income, Note						(16,313)					16,313
Others	6,755										6,755	6,755
Ending balance at Dec. 31, 2022	9,426,227	S/ 1,038,017	S/ (3,363)	532,771	6,000,000	(46,763)	(2,420,809)	1,711,493	(9,262)	210,920	2,359,464	9,372,468	53,759
Ending balance,Shares at Dec. 31, 2022		115,447	(29)
Net profit for the year	1,079,276										1,072,728	1,072,728	6,548
Other comprehensive income	131,990					16,055	1,127,246	(968,599)	(22,671)	(21,970)		130,061	1,929
Total comprehensive income	1,211,266					16,055	1,127,246	(968,599)	(22,671)	(21,970)	1,072,728	1,202,789	8,477
Declared and paid dividends	(511,788)										(511,788)	(511,788)
Purchase of treasury stock	(80,946)		S/ (80,946)									(80,946)
Purchase of treasury stock, Shares			(938)
Dividends paid to non-controlling interest of Subsidiaries	(4,242)												(4,242)
Sale of equity instruments at fair value through other comprehensive income, Note						(33,433)					33,433
Others	(32,416)										(32,306)	(32,306)	(110)
Ending balance at Dec. 31, 2023	10,008,101	S/ 1,038,017	S/ (84,309)	532,771	6,000,000	(64,141)	(1,293,563)	742,894	(31,933)	188,950	2,921,531	9,950,217	57,884
Ending balance,Shares at Dec. 31, 2023		115,447	(967)
Net profit for the year	1,307,461										1,300,078	1,300,078	7,383
Other comprehensive income	217,751					1,263	281,695	(61,299)	(17,180)	11,747		216,226	1,525
Total comprehensive income	1,525,212					1,263	281,695	(61,299)	(17,180)	11,747	1,300,078	1,516,304	8,908
Declared and paid dividends	(427,369)										(427,369)	(427,369)
Purchase of treasury stock	(122,688)		S/ (122,688)									(122,688)
Purchase of treasury stock, Shares			(1,192)
Transfer of retained earnings to reserves					2,300,000						(2,300,000)
Dividends paid to non-controlling interest of Subsidiaries	(3,056)												(3,056)
Sale of equity instruments at fair value through other comprehensive income, Note						53,737					(53,737)
Others	(1,605)										(1,229)	(1,229)	(376)
Ending balance at Dec. 31, 2024	S/ 10,978,595	S/ 1,038,017	S/ (206,997)	S/ 532,771	S/ 8,300,000	S/ (9,141)	S/ (1,011,868)	S/ 681,595	S/ (49,113)	S/ 200,697	S/ 1,439,274	S/ 10,915,235	S/ 63,360
Ending balance,Shares at Dec. 31, 2024		115,447	(2,159)